Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Increases in unrecognized tax benefits as a result of tax positions taken during current year	$ 626
Balance, end of period	42,457
Penalties and interest accrued	0		$ 0
Predecessor
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance, beginning of period	$ 41,831	$ 38,860	34,027
Increases in unrecognized tax benefits as a result of tax positions taken during current year		2,971	4,833
Balance, end of period		$ 41,831	$ 38,860